Segment and Product Information - Additional Information (Detail) - 12 months ended Dec. 31, 2014	Location Segment	States	Store	Region
Segment Reporting [Abstract]
Number of Locations | Store			450
Number of states	9	40
Number of geographic regions				9
Number of operating segments | Segment	9